Cover	9 Months Ended
Aug. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	M2i GLOBAL, INC.
Entity Central Index Key	0001753373
Entity Tax Identification Number	37-1904036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	885 Tahoe Blvd
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(775)
Local Phone Number	909-6000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	885 Tahoe Blvd.
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(775)
Local Phone Number	909-6000
Contact Personnel Name	Doug Cole